Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

The Company has evaluated subsequent events that occurred after June 30, 2025 up through the date of the Company issued unaudited interim consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

On July 23, 2025, AXI has entered into a tripartite agreement with Tech Unicorn Investment Limited (“TUIL”) and Pitch Nominees Sdn. Bhd. (“PitchIN”) in relation to the ICPS previously issued under AXI’s crowdfunding exercise. Pursuant to the agreement, TUIL agreed to acquire 1,747,558 ICPS held by PitchIN through a share swap, whereby TUIL transferred an equivalent number of common shares in Angkasa-X to PitchIN. As of the date of filing of this Form 6-K, the share swap transaction has not yet been completed. Upon completion of the share swap, the relevant agreements relating to the ICPS were terminated, except in respect of any ICPS not transferred under the arrangement, which remain subject to the existing agreements.

There was no other subsequent event that required recognition or disclosure.